Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Lease Assets and Lease Liabilities

The Company’s lease assets and lease liabilities were as follows (in thousands):

	Balance Sheet Classification	December 31, 2019
Assets
Operating lease	Right-of-use asset	$95
Finance leases	Property and equipment, net	37

Total lease assets		$132

Liabilities
Current
Operating lease liability	Current portion of lease liability	$108
Finance lease liabilities	Accrued liabilities	6

Total current liabilities		114
Noncurrent
Operating lease liability	Noncurrent portion of lease liability	—
Finance lease liabilities	Other liabilities	31

Total noncurrent liabilities		31

Total lease liabilities		$145

Schedule of Future Minimum Payments of Lease Liabilities

Future minimum payments of lease liabilities were as follows (in thousands):

	Operating Lease	Finance Leases
2020	$108	$10
2021	—	10
2022	—	10
2023	—	10
2024	—	6

Total minimum lease payments	108	46
Less: imputed interest	—	(9)

Total future minimum lease payments	108	37
Less: current obligations under leases	(108)	(6)

Noncurrent lease obligations	$—	$31

Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows (in thousands):

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating lease	$570
Operating cash flows from finance leases	5
Financing cash flows from finance leases	25
Right-of-use asset obtained in exchange for operating lease liability	619
Right-of-use asset obtained in exchange for new finance lease liability	$40